Off-balance sheet arrangements (Tables)	12 Months Ended
Dec. 31, 2018
Off-balance sheet arrangements
Schedule of outstanding obligations for future minimum rent payments and purchase commitments

On December 31, 2018, we had outstanding obligations for future minimum rent payments and purchase commitments, which become due as follows:

	Total	Less than 1 year	1 - 3 years	3 - 5 years	More than 5 years
			(Euro, in thousands)
Operating lease obligations	€27,704	€4,722	€10,024	€6,234	€6,724
Purchase commitments	199,492	106,516	52,632	40,344	—
Total contractual obligations & commitments	€227,197	€111,238	€62,656	€46,578	€6,724

On December 31, 2017, we had outstanding obligations for future minimum rent payments and purchase commitments, which become due as follows:

	Total	Less than 1 year	1 - 3 years	3 - 5 years	More than 5 years
	(Euro, in thousands)
Operating lease obligations	€26,346	€4,150	€7,820	€6,010	€8,366
Purchase commitments	65,246	53,010	11,233	1,002	—
Total contractual obligations & commitments	€91,592	€57,160	€19,053	€7,012	€8,366

On December 31, 2016, we had outstanding obligations for future minimum rent payments and purchase commitments, which become due as follows:

	Total	Less than 1 year	1 - 3 years	3 - 5 years	More than 5 years
			(Euro, in thousands)
Operating lease obligations	€27,263	€4,114	€6,494	€5,504	€11,151
Purchase commitments	27,579	27,084	495	—	—
Total contractual obligations & commitments	€54,842	€31,198	€6,989	€5,504	€11,151